Investment Property - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [Line Items]
Investment property	$ 7,421,940	$ 6,795,155	$ 7,557,356
Level 3 [Member]
Disclosure of detailed information about investment property [Line Items]
Investment property	8,484,901
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment property	$ 8,484,901	$ 7,880,432